Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000005585 [Member] | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000005585 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000005585 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000005585 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000005585 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000005585 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000005585 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000005585 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000005585 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000005585 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
C000005585 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000005585 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000005585 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000005585 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000005585 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000005585 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[2]
C000005585 [Member] | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[2]
C000005585 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000005585 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[2]
C000005585 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
C000005585 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000005583 [Member] | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000005583 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000005583 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000005583 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000005583 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000005583 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000005583 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000005583 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000005583 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000005583 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[3]
C000005583 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005583 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000005583 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000005583 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000005583 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000005583 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[4]
C000005583 [Member] | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[4]
C000005583 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000005583 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[4]
C000005583 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[4]
C000005583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005586 [Member] | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000005586 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000005586 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000005586 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[5]
C000005586 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000005586 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[5]
C000005586 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000005586 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000005586 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000005586 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[5]
C000005586 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000005586 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000005586 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000005586 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000005586 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[6]
C000005586 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%	[6]
C000005586 [Member] | Oil Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[6]
C000005586 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
C000005586 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[6]
C000005586 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[6]
C000005586 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]

[1]	Excludes short-term securities.
[2]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.